Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Sep. 16, 2020 USD ($)	Jul. 17, 2020 USD ($)	May 29, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Sep. 16, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Oct. 29, 2014 EUR (€)
Debt
Long-term debt					€ 7,808,460		€ 7,905,557
Fresenius Medical Care US Finance II, Inc.
Debt
Face amount								€ 392,557
Redemption of bonds | $		$ 500,000
FMC US Finance II, Inc. 2014
Debt
Face amount | $				$ 500,000
Interest rate (as a percent)				4.125%	4.125%
Long-term debt							444,507
FMC US Finance, Inc. 2011
Debt
Face amount | $				$ 650,000
Interest rate (as a percent)				5.75%	5.75%
Long-term debt					€ 529,509		577,069
FMC Finance VII S.A. 2011
Debt
Face amount					€ 300,000
Interest rate (as a percent)				5.25%	5.25%
Long-term debt					€ 299,961		299,498
FMC US Finance II, Inc. 2012
Debt
Face amount | $				$ 700,000
Interest rate (as a percent)				5.875%	5.875%
Long-term debt					€ 569,987		622,135
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount					€ 650,000
Interest rate (as a percent)				0.25%	0.25%
Long-term debt					€ 647,719		646,936
FMC US Finance II, Inc. 2014
Debt
Face amount | $				$ 400,000
Interest rate (as a percent)				4.75%	4.75%
Long-term debt					€ 324,725		354,338
Fresenius Medical Care AG & Co. KGaA, 2018
Debt
Face amount					€ 500,000
Interest rate (as a percent)				1.50%	1.50%
Long-term debt					€ 496,841		496,138
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount					€ 500,000
Interest rate (as a percent)				1.00%	1.00%
Long-term debt					€ 495,598
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount					€ 600,000
Interest rate (as a percent)				0.625%	0.625%
Long-term debt					€ 594,196		593,216
FMC US Finance III, Inc. 2019
Debt
Face amount | $				$ 500,000
Interest rate (as a percent)				3.75%	3.75%
Long-term debt					€ 399,753		435,673
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount					€ 500,000
Interest rate (as a percent)				1.25%	1.25%
Long-term debt					€ 497,138		497,109
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount					€ 750,000
Interest rate (as a percent)				1.50%	1.50%
Long-term debt					€ 745,454
FMC US Finance III, Inc. 2020
Debt
Face amount | $				$ 1,000,000
Interest rate (as a percent)				2.375%	2.375%
Long-term debt					€ 807,237
Bonds
Debt
Long-term debt					€ 6,408,118		€ 4,966,619
Redemption percentage at option of issuer				100.00%	100.00%
Percentage at which holders have right to ask repurchase				101.00%	101.00%
Debt Issuance Program
Debt
Face amount			€ 1,250,000		€ 10,000,000
6-year bonds
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.00%
Borrowings term (in years)			6 years
10-year bonds
Debt
Face amount			€ 750,000
Interest rate (as a percent)			1.50%
Borrowings term (in years)			10 years
10 years and 5 months bonds | Fresenius Medical Care US Finance III, Inc.
Debt
Face amount	$ 1,000,000					€ 842,531
Interest rate (as a percent)	2.375%					2.375%
Borrowings term (in years)	10 years 5 months